Disclosure of financial instruments and management of financial risks	12 Months Ended
Dec. 31, 2024
Disclosure of financial instruments and management of financial risks
Disclosure of financial instruments and management of financial risks

13. Disclosure of financial instruments and management of financial risks

General information

CureVac is exposed to certain financial risks with respect to its assets and liabilities and the transactions associated with its business model. These risks generally relate to credit risks, liquidity risks and market risks (including currency risk, interest rate risk and price risk).

The aim of risk management is to limit the potential negative impact on expected cash flows and take advantage of any opportunities that arise. As a result, the management of CureVac assesses at least once a year whether risks have changed and whether the measures in place to limit risk are still sufficient.

Finance Income / Finance Expenses

During the year ended December 31, 2024, finance income was EUR 14,028k (2023: EUR 16,731k, 2022: EUR 4,009k) and related mainly to interest income on cash investments EUR 12,357k (2023: EUR 15,411k, 2022: EUR 1,733k) and foreign exchange gains EUR 1,588k (2023: EUR 1,062k, 2022: EUR 2,188k).

During the year ended December 31, 2024, finance expenses were EUR 829k (2023: EUR 2,493k, 2022: EUR 3,707k) and related mainly to foreign exchange losses EUR 746k (2023: EUR 2,272k, 2022: EUR 1,319k) and negative interest on cash of EUR 0k (2023: EUR 0k, 2022: EUR 2,299k).

Credit risk

Credit risk is managed by CureVac’s finance department. Credit risk arises from cash and cash equivalents and other financial assets, including deposits with banks and financial institutions, as well as credit exposure to customers, including outstanding receivables and contract assets.

CureVac is exposed to bank default and concentration risk as its cash is concentrated at a few financial institutions. Management distributed the cash to decrease concentration risk as of December 31, 2024, deciding to allocate 40% at Germany’s largest private bank, 29% of the cash at one of Europe’s largest private bank, and 25% at a major German Landesbank; the remaining cash balance is maintained at other banks. The focused cash management structure with few banks allows enhanced bank risk supervision. The market capitalization of all banks mentioned above is regularly reviewed. Credit risk is further limited by investing only in liquid instruments.

CureVac is also exposed to a credit risk for its receivables and contract assets. The risk of default is considered to be low because the structure of customers consists of reputable collaborating parties and government grantors. Receivables management and financial accounting incorporate monitoring of payments received and any overdue receivables. The risk of counterparty nonperformance is not material.

The carrying amount of other financial assets recognized determines the maximum theoretical credit risk. As of the end of fiscal 2024, available funds are deposited primarily at three reputable financial institutions.

Liquidity risk / Capital management

For the purpose of CureVac’s capital management, capital includes share capital and all other equity reserves attributable to the equity holders. The primary objective of CureVac’s capital management is to maximize the shareholder value through investment in the development activities of the Group.

Based on its business as an active research group, CureVac has historically relied almost exclusively on equity funding by its shareholders as a means of financing itself prior to successful development and sales of marketable products.

The Group’s finance department reviews the total amount of cash of the Group on a weekly basis. As part of this review, the finance department considers the total cash and cash equivalents, the cash outflow, currency translation differences and refinancing activities. The Group monitors cash using a burn rate. The cash burn rate is defined as the average monthly net cash flow from operating and investing activities during a financial year.

In meeting its financing objectives, the Group negotiates and enters into research cooperation agreements. In general, the aim is to maximize the financial resources available for further research and development projects.

CureVac is not subject to externally imposed capital requirements. However, certain grant funds received may be required to be returned if qualifying costs are not incurred or are not incurred in accordance with the grant terms.

As described in Note 8, the Group has an at-the-market offering program through which, from time to time, may be able to raise additional capital through the issuance of common shares.

No changes were made in the objectives, policies or processes for managing cash during the years ended December 31, 2024 and 2023.

In order to safeguard liquidity, the Group invests funds not required immediately for operating purposes in deposits which are highly liquid and short term (up to three months). Liquidity risks are therefore expected to be low. The Group does not enter into trading of financial instruments and monitors its risk of a shortage of funds using a liquidity planning tool.

Historically, CureVac has relied on financing from shareholders, grant income and collaborators in order to ensure sufficient liquidity. Lack of external financial support could pose a risk of going concern. The liquidity management of CureVac ensures the availability of cash and cash equivalents for operational activities and further investments through appropriate budget planning.

Ultimately, the responsibility for liquidity risk management lies with management, who has established an appropriate approach to managing short-, medium- and long-term financing and liquidity requirements. CureVac manages liquidity risks by holding appropriate reserves, as well as by monitoring forecasted and actual cash flows and reconciling the maturity profiles of financial assets and liabilities.

The table below summarizes the maturity profile of the Group’s liabilities based on contractual undiscounted payments:

	<1 year	1 to 5 years	> 5 years	Total
2024	EUR k	EUR k	EUR k	EUR k
Lease liabilities (Note 4.2)	(7,405)	(22,332)	(19,565)	(49,302)
Other liabilities and provisions (Note 10)	(31,501)	—	—	(31,501)
Trade and other payables	(17,272)	—	—	(17,272)
Total	(56,178)	(22,332)	(19,565)	(98,075)

	< 1 year	1 to 5years	> 5 years	Total
2023	EUR k	EUR k	EUR k	EUR k
Contractual commitments	(3,269)	—	—	(3,269)
Lease liabilities (Note 4.2)	(7,254)	(23,581)	(22,821)	(53,656)
Other liabilities and provisions (Note 10)	(88,117)	—	—	(88,117)
Trade and other payables	(48,033)	—	—	(48,033)
Total	(146,673)	(23,581)	(22,821)	(193,075)

Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. CureVac’s exposure to the risk of changes in foreign exchange rates relates primarily to the Group’s operating activities (when revenue or expense is denominated in a foreign currency) and the amounts held as cash and cash equivalents.

For all CureVac entities except of CureVac Inc. and CureVac Swiss AG the functional currency is EUR. The functional currency of CureVac Inc. is the USD and of CureVac Swiss AG the CHF. CureVac SE’s exposure in foreign currency at the end of 2024 and 2023 is as follows:

	2024 (in thousands)
Cash and cash equivalents	15,703	EUR	16,314	USD
	365	EUR	344	CHF
Trade and other receivables	36	EUR	37	USD
Total monetary assets in foreign currency	16,104	EUR
Trade and other payables	1,883	EUR	1,956	USD
	60	EUR	50	GBP
	14	EUR	13	CHF
Total monetary liabilities in foreign currency	1,957	EUR

	2023 (in thousands)
Cash and cash equivalents	57,061	EUR	63,052	USD
	221	EUR	205	CHF
Trade and other receivables	1,550	EUR	1,713	USD
Total monetary assets in foreign currency	58,832	EUR
Trade and other payables	13,991	EUR	15,460	USD
	54	EUR	47	GBP
	2	EUR	2	CHF
Total monetary liabilities in foreign currency	14,047	EUR

As shown in the tables above, CureVac N.V. is exposed to currency risk primarily in relation to the USD. Therefore, a foreign currency sensitivity analysis is only presented in respect to the net exposure in USD at fiscal year ends. CureVac’s net exposure in USD is the difference between monetary assets in USD and monetary liabilities in USD and developed as follows:

Net exposure in USD

2023 (1 EUR= 1.1050 USD)	2024 (1 EUR = 1.0389 USD)
EUR 44,033k from USD 48,656k	EUR 12,406k from USD 12,888k

At December 31, 2024, if the EUR had weakened and conversely, had strengthened, 10 per cent against the US dollar, with all other variables held constant, pre-tax loss and post-tax loss would have been affected as follows:

	Effect on pre-tax profit or loss		Effect on post-tax profit or loss
	Strengthening	Weakening	Strengthening	Weakening
31.12.2024 EUR against USD 10% movement	1,128	(1,378)	796	(972)
31.12.2023 EUR against USD 10% movement	4,003	(4,893)	2,823	(3,451)

CureVac did not have derivatives in 2024 and 2023.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. CureVac’s exposure to the risk of changes in market interest rates relates primarily to CureVac’s cash and cash equivalents with floating interest rates.

If interest rates as of December 31, 2024 had been 1% higher while all other variables had remained the same, the net profit (2023: net loss) for the year (before tax) would have been EUR 4,817k higher (2023: EUR 4,025k lower), because higher interest income would have been generated from floating rates on invested cash and cash equivalents.

Fair value measurement

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized with the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

●	Level 1 — Inputs use quoted prices in active markets for identical assets or liabilities

●	Level 2 — Inputs are inputs, other than quoted prices included in Level 1, which are directly or indirectly observable

●	Level 3 — Inputs for the asset or liability that are not based on observable market data (unobservable inputs)

All financial instruments are measured at amortized cost at December 31, 2024 and December 31, 2023.

The group measures assets held for sale at fair value less cost of disposals. For all short-term liabilities and receivables, the book value approximates the fair value.